Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2011
CURRENT ASSETS
Cash	$ 4,862	$ 4,862
TOTAL ASSETS	4,862	4,862
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,915	2,668
Notes payable -related party	31,962	25,930
Total Current Liabilities	36,277	28,598
TOTAL LIABILITIES	36,277	28,598
STOCKHOLDERS’ DEFICIT
Common Stock, $.001 par value, 200,000,000 shares authorized,1,715,004 shares issued and outstanding	1,715	1,715
Additional paid-in capital	258,845	258,845
Deficit accumulated during the development stage	(294,837)	(28,598)
Total Stockholders’ Deficit	(34,277)	(289,158)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,000